Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss	$ (10,740)	$ (13,168)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation of property and equipment	106	102
Loss on legal settlement	2,211
Insurance recovery related to legal settlement	(1,335)
Interest income and unrealized gains from marketable securities, net	(160)	(12)
Loss on disposal of property and equipment	2	5
Share-based compensation	1,394	1,752
Changes in assets and liabilities:
Prepaid expenses and other assets	672	13
Other payables and accrued liabilities	(683)	(241)
Net cash flows used in operating activities	(8,533)	(11,549)
Investing activities:
Short-term deposit	3	(3)
Purchase of property and equipment	(33)	(84)
Proceeds from maturities of marketable securities	9,164
Purchase of marketable securities	(10,060)	(3,749)
Proceeds from sales of marketable securities	2,899
Net cash flows provided by (used in) investing activities	1,973	(3,836)
Financing activities:
Issuance of common stock and warrants, net of issuance costs	6,558	4,324
Net cash flows provided by financing activities	6,558	4,324
Decrease in cash, cash equivalents and restricted cash	(2)	(11,061)
Cash, cash equivalents and restricted cash at beginning of year	2,519	13,580
Cash, cash equivalents and restricted cash at ending of year	2,517	2,519
Supplemental disclosure of cash flow information:
Cash received from interest	130	51
Right-of-use assets obtained in exchange for lease liabilities	$ 50	$ 103